Employee Benefit Plan, Description of Plan, Payment of Benefits (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Participants Born Before 7/1/1949
EBP, Description of Plan [Line Items]
EBP, Required Minimum Distribution Age	70 years 6 months
Participants Born on or Between 7/1/1949 - 12/31/1950
EBP, Description of Plan [Line Items]
EBP, Required Minimum Distribution Age	72 years
Participants Born on or Between 1/1/1951 - 12/31/1959
EBP, Description of Plan [Line Items]
EBP, Required Minimum Distribution Age	73 years
EBP, Participants Born on or After 1/1/1960
EBP, Description of Plan [Line Items]
EBP, Required Minimum Distribution Age	75 years